Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Total Digital asset sales	$ 244,811,387	$ 250,201,282	$ 116,492,159
Cost of digital assets derecognized	(244,733,087)	(250,104,770)	(116,419,218)
Other revenues	158,941	61,967	15,341
Change in fair value	(181,264)	261,097	1,354,190
Administrative expenses	(182,188)	(153,119)	(104,211)
Other expenses	(60,425)	(46,079)	(34,465)
Finance expense	(52,369)	(38,529)	(2,983)
Change in fair value of derivatives	9,609	(12,190)	0
Income/(loss) before income tax	(786,413)	84,569	1,301,472
Income tax benefit/(expense)	944	(5,005)	(1,457)
Net income/(loss)	(785,469)	79,564	1,300,015
Net income (loss) attributable to:
Owners of the Group	(764,681)	78,527	1,299,167
Non-controlling interests	(20,788)	1,037	848
Net income/(loss)	(785,469)	79,564	1,300,015
Items that will not be subsequently reclassified to profit or loss:
Revaluation of digital assets held as investments	409,644	1,020,339	0
Fair value gain/(loss) on financial liabilities designated as at FVTPL attributable to changes in credit risk	(3,050)	(16,350)	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	406,594	1,003,989	0
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations	1,676	(712)	0
Total comprehensive income/(loss)	(377,199)	1,082,841	1,300,015
Comprehensive income (loss) attributable to:
Owners of the Group	(357,056)	1,072,710	1,299,167
Non-controlling interests	(20,143)	10,131	848
Total comprehensive income/(loss)	$ (377,199)	$ 1,082,841	$ 1,300,015
Weighted average shares outstanding
Weighted average shares outstanding for the purpose of basic earnings/(loss) per share (in shares)	127,723	112,664	112,500
Diluted (in shares)	127,723	115,400	122,184
Earnings/(Loss) per share
Basic (in dollars per share)	$ (5.99)	$ 0.7	$ 11.55
Diluted (in dollars per share)	$ (5.99)	$ 0.68	$ 10.63
Financial liability [member]
Statement Line Items [Line Items]
Change in fair value	$ (20,101)	$ (43,350)	$ 0
Digital assets [member]
Statement Line Items [Line Items]
Change in fair value	(674,968)	207,043	1,351,832
Derivatives [member]
Statement Line Items [Line Items]
Change in fair value	(7,179)	(17,139)	(654)
Investment in financial assets [member]
Statement Line Items [Line Items]
Change in fair value	$ (36,034)	$ 29,453	$ 3,671